ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCES FROM CUSTOMERS
Contract with Customer, Asset and Liability

Advances from customers consist of the following and is analyzed as long-term and short-term portion respectively:

	December 31,
	2018	2019
Customer A	$15,827,579	$28,123,324
Customer B	392,037	4,184,426
Customer D	—	1,503,529
Customer E	1,017,427	905,840
Others	245,897	464,976
Total	$17,482,940	$35,182,095
Less: Advances from customers – short-term portion	$10,213,940	$33,027,795
Advances from customers – long-term portion	$7,269,000	$2,154,300